Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Accrued marketing expense	$ 30,912	$ 26,873	$ 27,304
Accrued taxes	889	542	9,332
Accrued customer credits	83,034	88,167	119,355
Accrued future customer compensation	33,597	30,181	73,959
Accrued Contingencies	3,432	5,898	12,686
Accrued payroll	4,554	10,660	9,286
Other current liabilities	27,347	19,649	29,234
Total accrued expenses and other current liabilities	$ 183,765	$ 181,970	$ 281,156